Goodwill and Other Intangible Assets, Net Goodwill and Other Intangible Assets, Net - Goodwill Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill	$ 5,378,388	$ 1,156,288	$ 1,000,123
Acquisitions	98,411	4,253,541	87,865
Other			35,380
Disposals		(19,069)
Frutarom measurement period adjustment	30,876
Foreign exchange	(10,079)	(12,372)	32,920
Goodwill	$ 5,497,596	$ 5,378,388	$ 1,156,288